Finance Lease Liabilities (Details) - Schedule of maturity analysis of financial lease liabilities - Company vehicles [Member] - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Maturity Analysis of Financial Lease Liabilities [Abstract]
Discount rate at commencement	4.90%	4.90%
One year	$ 76,402	$ 79,285
Two years	76,402	79,285
Three years	76,402	79,285
Four years	76,402	79,285
Five years	76,402	79,285
Beyond five years	57,302	99,106
Total undiscounted cash flows	439,312	495,531
Total financing lease liabilities	382,174	426,095
Difference between undiscounted cash flows and discounted cash flows	$ 57,138	$ 69,436